Long-term debt - Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 77	$ 103
2007 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	6	6
2008 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	6	36
2009 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	11	10
2010 Q1 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	13	12
2010 Q4 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	26	25
2011 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 15	$ 14